Other Liabilities, Provisions and Commitments - Summary of Provisions and Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Provisions	$ 4,150	$ 5,100
Taxes payable	53	67
Other	2,007	2,144
Total	$ 6,210	$ 7,311